SHARE OPTIONS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE OPTIONS	SHARE OPTIONS
2016 Share Option Plan:
In November 2016, the Board approved the adoption of the 2016 Plan. The 2016 Plan permits share options to be granted to directors, officers and employees (the "Option holders"), of the Company and its subsidiaries. The plan has a 10-year term effective November 2016, unless otherwise determined by the Board. The share options entitle the Option holders to subscribe for common shares at a price per share equal to the exercise price as determined by the Board on the date the share options are granted. The share options have no voting or other shareholder rights.

On April 24, 2020, 550,000 share options were granted to the Chief Executive Officer of Golden Ocean Management AS in accordance with the terms of the 2016 Plan. The share options will have a five-year term and vest equally over three years with a subscription price per share as specified below. The total fair value for share option award is estimated to be $0.8 million.

On September 14, 2020, 275,000 share options were granted to the Chief Financial Officer of Golden Ocean Management AS in accordance with the terms of the 2016 Plan. The share options will have a five-year term and vest equally over three years with a subscription price per share as specified below. The total fair value for share option award is estimated to be $0.4 million.

On November 11, 2020, 275,000 share options were granted to the Chief Commercial Officer of Golden Ocean Management AS in accordance with the terms of the 2016 Plan. The share options will have a five-year term and vest equally over three years with a subscription price per share as specified below. The total fair value for share option award is estimated to be $0.4 million.

	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant date	April 24, 2020	September 14, 2020	November 11, 2020
Tranche 1	150,000 of the options are exercisable on April 6, 2021 at the earliest, at a subscription price of NOK 35 per share	75,000 of the options are exercisable on September 4, 2021 at the earliest, at a Subscription Price of NOK 32 per share	75,000 of the options are exercisable on December 1, 2021 at the earliest, at a Subscription Price of NOK 33 per share
Tranche 2	150,000 of the options are exercisable on April 6, 2022 at the earliest, at a Subscription Price of NOK 52.50 per share	75,000 of the options are exercisable on September 4, 2022 at the earliest, at a Subscription Price of NOK 48 per share	75,000 of the options are exercisable on December 1, 2022 at the earliest, at a Subscription Price of NOK 49.50 per share
Tranche 3	250,000 of the options are exercisable on April 6, 2023 at the earliest, at a Subscription Price of NOK 70.00 per share	125,000 of the options are exercisable on September 4, 2023 at the earliest, at a Subscription Price of NOK 64 per share	125,000 of the options are exercisable on December 1, 2023 at the earliest, at a Subscription Price of NOK 66 per share

On November 10, 2016, the Board approved the issue of 700,000 share options to senior management in accordance with the terms of the 2016 Plan at an exercise price of $4.20, adjusted for any distribution of dividends made before the relevant options are exercised. The share options have a five years term and vest over a three years period equally at a rate of 1/3 of the number of share options granted on each annual anniversary of the date of grant, subject to the option holder continuing to provide services to the Company from the grant date through the applicable vesting date.

Summary of assumptions for share options given in accordance with the terms of the Company's share option scheme from 2016:

	2016 Grant	2020 Grant CEO	2020 Grant CFO	2020 Grant CCO
Grant Date	November 10, 2016	April 24, 2020	September 14, 2020	November 11, 2020
Expected Term (1)	5 years	5 years	5 years	5 years
Expected Volatility (2)	71%	61%	62%	61%
Expected Dividends (3)	Nil	Nil	Nil	Nil
Dilution Adjustment (4)	No	No	No	No
Risk-free Rate (5)	1.55%	0.27%	0.27%	0.4%
Expected Forfeitures (6)	Nil	Nil	Nil	Nil

The fair value of all share options listed above was calculated based on the Black-Scholes method. The significant assumptions used to estimate the fair value of the share options are set out below:
•Expected Term (1):          Given that the exercise price is adjustable for any distribution of dividends made before the relevant options are exercised and that most of the grants is given to top management, we expect that it is reasonable for holders of the granted options to avoid early exercise of the options. As a result, we assumed that the expected term of the options is their contractual term.
•Expected Volatility (2):    We used the historical volatility of the common shares to estimate the volatility of the prices of the shares underlying the share options.
•  Expected dividends (3): For all share options granted the share options exercise price is adjustable for distribution of dividend before the share options are exercised. Therefore, dividend protection features are incorporated to option pricing model by using a zero-dividend yield assumption.
•Dilution Adjustment (4):  The number of share options is considered immaterial as compared to the number of shares outstanding and no dilution adjustment was incorporated in the valuation model.
•Risk-free Rate:                 We used the five-year US Government bond risk-free yield-to-maturity rate of as of respective grant date as an estimate for the risk-free rate to match the expected contractual term of the share options.
•Expected Forfeitures:      We expect that there will be no or very limited forfeitures of non-vested shares options during the terms. This is in line with our historical experience.

The following table summarizes the unvested option activity for the year ended December 31, 2020 and 2019:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Outstanding as of December 31, 2018 - Unvested	226,667	226,667	$3.75	$2.47
Granted	—	—
Exercised	305,000	305,000	$3.61	$2.47
Exercisable	240,000	240,000	$3.43	$2.47
Forfeited	—	—	—	—
Outstanding as of December 31, 2019 - Unvested	—	—	—	—
Granted	1,100,000	1,100,000	$5.48	$1.48
Exercised	50,000	50,000	$3.38	$2.47
Exercisable	190,000	190,000	$3.38	$2.47
Forfeited
Outstanding as of December 31, 2020 - Unvested	1,100,000	1,100,000	$5.48	$1.48

The following table summarizes certain information about the options outstanding as of December 31, 2020 and 2019:

	Options Outstanding and Unvested, December 31, 2020			Options Outstanding and Exercisable, December 31, 2020
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$5.48	1,100,000	$5.48	4.55	190,000	$3.38	0

	Options Outstanding and Unvested, December 31, 2019			Options Outstanding and Exercisable, December 31, 2019
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$3.43	—	$0.00	0.00	240,000	$3.43	0.00

For the year ended December 31, 2020 and 2019 the share based compensation was $0.3 million and $0.5 million, respectively, and are included in "Administrative expenses" in the consolidated statement of operations. In 2020, we settled the exercise of 50,000 share options by distributing the same amount of treasury shares. With reference to Note 25, we issued 305,000 shares in 2019 as a result of the exercise of share options in 2019.

As at December 31, 2020 and 2019, the estimated cost relating to non-vested share options not yet recognized was $1.6 million and nil, respectively.